Intangible Assets (Details) - Schedule of Estimated Future Amortization Expense Amortizable Intangible Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Estimated Future Amortization Expense Amortizable Intangible Assets [Line Items]
2023 (remaining three months)	$ 34,857
2024	139,437	$ 139,437
2025	139,437	139,437
2026	137,770	139,437
2027	132,770	137,770
Thereafter	652,790
Total estimated future amortization expense	$ 1,237,061	$ 1,341,640